UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 38.6%

	Shares	Value
UNITED STATES — 38.6%

Consumer Discretionary — 6.7%
Amazon.com *	2	$1,647
American Eagle Outfitters	5,467	82,606
Aramark	3,600	121,824
Bed Bath & Beyond	2,384	96,194
Big Lots	2,200	110,000
Brinker International	4,200	186,900
Buffalo Wild Wings *	100	15,100
Burlington Stores *	912	76,334
Chico’s FAS	8,400	113,316
Children’s Place	500	48,500
Cracker Barrel Old Country Store	400	63,224
Darden Restaurants	1,297	95,044
Domino’s Pizza	300	52,362
Expedia	500	60,795
Finish Line, Cl A	4,100	70,520
Foot Locker	1,398	95,819
Fred’s, Cl A	5,500	80,135
Gap	2,852	65,681
Goodyear Tire & Rubber	4,100	132,799
International Game Technology PLC	2,200	58,102
Interpublic Group of Companies	3,200	75,296
Jack in the Box	600	64,752
JC Penney *	22,700	150,955
Kohl’s	1,814	72,252
Liberty Broadband, Cl C *	600	51,204
LKQ *	1,300	41,483
Mattel	1,900	49,799
MGM Resorts International	2,500	72,000
Newell Brands	1,400	66,262
Nordstrom	1,889	83,532
Pier 1 Imports	14,900	108,323
PVH	800	75,048
Regal Entertainment Group, Cl A	6,915	156,694
RH *	7,000	189,140

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Consumer Discretionary (continued)
Tailored Brands	7,500	$159,375
Target	1,000	64,480
Texas Roadhouse, Cl A	1,400	65,296
Thor Industries	500	51,750
Ulta Salon Cosmetics & Fragrance *	200	54,456
Urban Outfitters *	9,468	251,281
Vail Resorts	400	68,616
Walt Disney	820	90,733
Williams-Sonoma	1,976	95,263

		3,784,892

Consumer Staples — 3.0%
Altria Group	1,619	115,240
Casey’s General Stores	900	103,410
Conagra Brands	2,538	99,210
Herbalife *	1,100	61,820
Kellogg	1,000	72,710
Molson Coors Brewing, Cl B	700	67,564
Monster Beverage *	1,400	59,640
Nu Skin Enterprises, Cl A	2,300	119,324
Philip Morris International	1,124	108,050
Pilgrim’s Pride	5,046	96,581
Post Holdings *	800	66,944
Procter & Gamble	1,196	104,770
Sanderson Farms	800	72,800
Sprouts Farmers Market *	6,100	113,887
Sysco	1,500	78,690
TreeHouse Foods *	2,100	159,348
Tyson Foods, Cl A	2,000	125,580
Wal-Mart Stores	1,404	93,703

		1,719,271

Energy — 1.9%
Atwood Oceanics	10,600	128,896
California Resources *	1,600	34,272
Callon Petroleum *	3,900	59,592
Chevron	833	92,754
CONSOL Energy	3,100	52,514
Continental Resources *	600	29,136
Exxon Mobil	1,167	97,900

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Energy (continued)
Oasis Petroleum *	3,400	$48,076
Rice Energy *	2,800	55,524
RPC	4,089	87,995
SM Energy	1,600	48,816
Targa Resources	1,500	86,430
Valero Energy	1,454	95,615
Williams	2,600	74,984
WPX Energy *	5,000	69,650

		1,062,154

Financials — 2.5%
Affiliated Managers Group	400	60,944
Ameriprise Financial	739	82,968
Bank of New York Mellon	2,700	120,771
Berkshire Hathaway, Cl B *	500	82,070
Citigroup	1,100	61,413
CME Group, Cl A	500	60,540
Cullen	800	71,520
First Horizon National	900	18,000
Intercontinental Exchange	2,000	116,720
Invesco	2,000	57,840
Lazard, Cl A	2,276	96,684
Morgan Stanley	4,300	182,707
New York Community Bancorp	6,900	104,811
People’s United Financial	4,400	82,500
State Street	1,244	94,793
T Rowe Price Group	1,800	121,392

		1,415,673

Health Care — 5.7%
Abbott Laboratories	1	30
ABIOMED *	600	63,822
Acadia Healthcare *	1,600	61,392
Aetna	1,000	118,610
Alkermes PLC *	2,416	130,730
Allergan PLC	456	99,814
AmerisourceBergen, Cl A	929	81,083
Biogen *	344	95,371
Celgene *	801	93,036
Clovis Oncology *	1,400	90,720

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care (continued)
Cooper	500	$92,305
Danaher	1,600	134,272
Dentsply Sirona	1,300	73,710
Endo International PLC *	9,644	118,043
Exelixis *	3,049	55,248
Globus Medical, Cl A *	2,900	76,444
Horizon Pharma PLC *	2,889	47,293
IDEXX Laboratories *	831	101,656
Illumina *	450	72,045
Incyte *	739	89,574
Mallinckrodt *	1,302	63,446
McKesson	635	88,360
Medtronic PLC	1,700	129,234
Mettler-Toledo International *	237	101,111
NuVasive *	1,200	84,924
PAREXEL International *	1,422	100,806
Quintiles IMS Holdings *	1,700	133,433
Regeneron Pharmaceuticals *	200	71,858
Sarepta Therapeutics *	2,700	83,862
Taro Pharmaceutical Industries *	817	85,368
United Therapeutics *	786	128,613
UnitedHealth Group	800	129,680
Universal Health Services, Cl B	842	94,834
Varian Medical Systems *	800	62,120
VWR *	3,781	97,966
Waters *	704	99,722

		3,250,535

Industrials — 8.1%
3M	300	52,446
Acuity Brands	700	145,061
AerCap Holdings *	222	9,828
Alaska Air Group	1,329	124,687
AO Smith	3,300	160,875
BWX Technologies	2,100	87,129
CH Robinson Worldwide	900	68,454
Cummins	700	102,907
Curtiss-Wright	1,003	98,354
Deere	1,000	107,050

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials (continued)
Delta Air Lines	1,200	$56,688
Fastenal	1,200	59,616
FedEx	700	132,377
Fortune Brands Home & Security	1,100	60,643
General Electric	5,600	166,320
Hawaiian Holdings *	1,633	83,201
Hertz Global Holdings *	5,200	109,044
Hexcel	1,300	66,755
Huntington Ingalls Industries	541	104,933
Illinois Tool Works	800	101,760
JetBlue Airways *	5,195	101,874
Johnson Controls International PLC	4,000	175,920
Kansas City Southern	1,400	120,274
Macquarie Infrastructure	800	59,992
Masco	2,000	65,900
MSC Industrial Direct, Cl A	600	61,290
Nielsen Holdings PLC	2,900	118,639
Oshkosh	5,695	396,543
Quanta Services *	1,800	64,602
Robert Half International	2,238	105,320
Roper Technologies	800	153,480
Spirit AeroSystems Holdings, Cl A	1,817	109,111
Swift Transportation, Cl A *	4,098	93,557
TransDigm Group	700	151,480
Union Pacific	1,300	138,554
United Continental Holdings *	1,660	116,980
United Parcel Service, Cl B	1,100	120,043
United Rentals *	664	84,003
WABCO Holdings *	1,300	141,739
Wabtec	2,000	173,280
Xylem	3,600	177,516

		4,628,225

Information Technology — 5.3%
Accenture PLC, Cl A	1,000	113,870
Akamai Technologies *	1,465	100,485
Applied Materials	3,013	103,195
ARRIS International PLC *	2,200	62,876
F5 Networks *	708	94,893

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology (continued)
Fidelity National Information Services	1,100	$87,362
FleetCor Technologies *	600	88,494
Flex *	10,100	158,267
Gigamon *	3,800	125,970
GrubHub *	1,900	78,945
HP	5,000	75,250
Intel	4,100	150,962
InterDigital	951	88,824
Manhattan Associates *	1,859	95,292
Oclaro*	23,200	227,592
QUALCOMM	4,800	256,464
Seagate Technology PLC	2,503	113,011
Skyworks Solutions	1,342	123,115
Symantec	2,200	60,610
Teradata *	3,495	102,613
Teradyne	4,198	119,139
VeriSign *	1,229	98,578
Visa, Cl A	1,700	140,607
VMware, Cl A *	1,200	105,048
Xerox	10,526	72,945
Xilinx	1,200	69,840
Zillow Group, Cl A *	1,900	68,362

		2,982,609

Materials — 3.2%
Albemarle	700	64,848
Ball	1,700	129,642
Cabot	1,877	103,930
Chemours	3,402	89,881
Crown Holdings *	2,700	146,259
Eagle Materials	193	20,184
Eastman Chemical	900	69,750
Graphic Packaging Holding	9,900	123,849
Huntsman	7,704	157,085
International Flavors & Fragrances	1,100	128,931
LyondellBasell Industries, Cl A	1,115	103,996
Martin Marietta Materials	300	68,880
Royal Gold	1,500	108,255
RPM International	1,200	62,712

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Materials (continued)
Scotts Miracle-Gro	600	$55,182
Steel Dynamics	4,861	164,350
Valvoline	4,721	109,291
Worthington Industries	1,656	79,140
WR Grace	300	20,802

		1,806,967

Real Estate — 0.9%
American Tower	600	62,100
CoreSite Realty	600	51,678
CubeSmart	2,100	52,773
Duke Realty	2,700	65,691
Spirit Realty Capital	5,400	56,808
Sunstone Hotel Investors	7,400	108,928
Weyerhaeuser	3,700	115,921

		513,899

Telecommunication Services — 0.6%
AT&T	3,200	134,912
T-Mobile US *	1,200	74,724
Verizon Communications	2,799	137,179

		346,815

Utilities — 0.7%
CenterPoint Energy	4,363	114,354
DTE Energy	700	69,048
Great Plains Energy	4,300	118,465
NextEra Energy	900	111,348

		413,215

Total Common Stock
(Cost $22,079,805)		21,924,255

FOREIGN COMMON STOCK — 9.6%
AUSTRALIA — 0.2%
Commonwealth Bank of Australia	54	3,344
Qantas Airways	42,788	110,656

		114,000

BELGIUM — 0.2%
Anheuser-Busch InBev	949	98,501

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
BERMUDA — 0.2%
Marvell Technology Group	8,100	$120,447

BRAZIL — 0.4%
Banco Bradesco ADR	5,600	57,848
Itau Unibanco Holding ADR	6,100	72,041
Petroleo Brasileiro ADR, Cl A *	6,400	60,864
Petroleo Brasileiro ADR *	2,700	27,702

		218,455

CANADA — 1.4%
Barrick Gold	3,100	57,164
CGI Group, Cl A *	2,100	100,978
Constellation Software	200	90,333
Encana	5,100	65,076
Finning International	5,300	107,283
Husky Energy	8,000	103,224
Magna International	2,600	112,528
Saputo	3,000	110,455
Valeant Pharmaceuticals International *	3,400	46,927

		793,968

CHINA — 0.1%
New Oriental Education & Technology Group ADR *	1,500	71,325

DENMARK — 0.7%
Coloplast, Cl B	1,485	106,237
ISS	2,803	99,572
Novo Nordisk, Cl B	2,703	97,079
Vestas Wind Systems	1,421	99,348

		402,236

FINLAND — 0.3%
Neste	2,531	88,142
Orion, Cl B	2,229	103,756

		191,898

GERMANY — 0.7%
Deutsche Telekom	6,390	111,472
E.ON	12,202	93,562
HUGO BOSS	1,555	99,543
SAP	1,204	109,996

		414,573

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
HONG KONG — 0.1%
Melco Crown Entertainment ADR	5,018	$84,503

ISRAEL — 0.2%
Check Point Software Technologies *	1,144	112,993

ITALY — 0.2%
Recordati	3,530	100,258

JAPAN — 3.0%
Astellas Pharma	6,900	92,491
Bandai Namco Holdings	500	13,772
Brother Industries	4,400	81,368
Hitachi Construction Machinery	900	20,748
Hoya	2,400	104,621
Japan Airlines	3,300	105,275
Japan Post Holdings	3,900	49,048
Japan Tobacco	2,000	64,476
Kakaku.com	6,100	110,428
KDDI	3,800	101,975
Lion	5,000	86,839
Nexon	2,000	30,502
Nippon Telegraph & Telephone	2,300	101,423
Nitori Holdings	900	100,593
NTT DOCOMO	4,500	107,867
Oracle Japan	1,800	100,753
Seven & i Holdings	2,500	99,836
Shimamura	600	78,594
Sumitomo Dainippon Pharma	5,900	99,492
Suntory Beverage & Food	2,400	101,922
Yamazaki Baking	1,300	26,136

		1,678,159

NETHERLANDS — 0.2%
RELX	1,677	28,286
Unilever	1,650	66,607

		94,893

NEW ZEALAND — 0.4%
Fletcher Building	13,321	102,623

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
NEW ZEALAND (continued)
Spark New Zealand	41,624	$107,194

		209,817

PERU — 0.1%
Credicorp	300	49,104

SPAIN — 0.5%
ACS Actividades de Construccion y Servicios	3,121	95,953
Industria de Diseno Textil	3,021	99,580
Mediaset Espana Comunicacion	9,379	114,510

		310,043

SWEDEN — 0.3%
Hennes & Mauritz, Cl B	3,626	103,634
Telefonaktiebolaget LM Ericsson, Cl B	16,587	97,943

		201,577

SWITZERLAND — 0.4%
Galenica	89	97,315
Nestle	1,440	105,212

		202,527

Total Foreign Common Stock
(Cost $5,214,494)		5,469,277

REGISTERED INVESTMENT COMPANY — 0.3%
EXCHANGE TRADED FUND — 0.3%
SPDR S&P 500 ETF Trust

(Cost $136,849)	600	136,518

SHORT-TERM INVESTMENT — 6.6%
SEI Daily Income Trust Government Fund Cl F, 0.420% (A) (Cost $3,749,099)	3,749,099	3,749,099

Total Investments — 55.1%
(Cost $31,180,247)†		$31,279,149

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

SECURITIES SOLD SHORT

COMMON STOCK — (34.0)%

	Shares	Value
UNITED STATES — (34.0)%

Consumer Discretionary — (5.9)%
Adient PLC *	(1,389)	$(88,188)
Advance Auto Parts	(513)	(84,255)
American Axle & Manufacturing Holdings *	(3,300)	(67,320)
Ascena Retail Group *	(9,100)	(43,771)
BorgWarner	(3,600)	(146,988)
CarMax *	(4,254)	(283,784)
Charter Communications, Cl A *	(367)	(118,890)
Chipotle Mexican Grill, Cl A *	(200)	(84,288)
Gentex	(3,200)	(66,848)
Genuine Parts	(700)	(67,767)
G-III Apparel Group *	(2,000)	(52,520)
H&R Block	(2,600)	(55,796)
Hanesbrands	(6,639)	(157,411)
Home Depot	(400)	(55,032)
L Brands	(800)	(48,168)
Liberty Broadband, Cl C *	(1,433)	(122,292)
Liberty Global LiLAC *	(2,649)	(59,126)
Liberty Interactive QVC Group, Cl A *	(2,900)	(55,622)
Lululemon Athletica *	(800)	(54,008)
Marriott International, Cl A	(800)	(67,680)
Meredith	(1,000)	(61,300)
Netflix *	(731)	(102,859)
Nordstrom	(3,300)	(145,926)
Norwegian Cruise Line Holdings *	(3,765)	(176,955)
PulteGroup	(5,147)	(110,712)
Ross Stores	(2,100)	(138,831)
Royal Caribbean Cruises	(1,000)	(93,630)
Skechers U.S.A., Cl A *	(2,500)	(62,800)
Tesla Motors *	(192)	(48,371)
Tiffany	(1,600)	(125,952)
TripAdvisor *	(1,600)	(84,640)
Wayfair, Cl A *	(1,400)	(58,184)
Whirlpool	(400)	(69,956)
Williams-Sonoma	(1,300)	(62,673)
Wynn Resorts	(2,299)	(233,188)

		(3,355,731)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Consumer Staples — (1.8)%
Altria Group	(1,200)	$(85,416)
Archer-Daniels-Midland	(2,800)	(123,928)
Campbell Soup	(2,300)	(143,129)
Coty, Cl A	(5,070)	(97,344)
CVS Health	(700)	(55,167)
Dr Pepper Snapple Group	(1,400)	(127,680)
Hershey	(1,400)	(147,658)
Kimberly-Clark	(600)	(72,678)
Whole Foods Market	(5,400)	(163,188)

		(1,016,188)

Energy — (3.6)%
Antero Resources *	(2,500)	(61,025)
Cabot Oil & Gas	(7,570)	(162,604)
Callon Petroleum *	(3,489)	(53,312)
Cheniere Energy *	(4,194)	(199,844)
Chesapeake Energy *	(8,100)	(52,245)
Diamond Offshore Drilling	(3,200)	(52,416)
Energy Transfer Equity (B)	(3,756)	(67,420)
Gulfport Energy *	(3,500)	(73,150)
Halliburton	(1,842)	(104,202)
HollyFrontier	(2,300)	(66,631)
Kinder Morgan	(3,700)	(82,658)
Marathon Petroleum	(1,200)	(57,660)
MPLX (B)	(3,102)	(117,411)
National Oilwell Varco	(2,000)	(75,620)
Oasis Petroleum *	(2,968)	(41,967)
Oceaneering International	(1,900)	(52,915)
ONEOK	(1,100)	(60,621)
Parsley Energy, Cl A *	(2,966)	(104,462)
PBF Energy, Cl A	(900)	(20,871)
Range Resources	(3,300)	(106,722)
Targa Resources	(357)	(20,570)
Transocean	(3,900)	(54,483)
US Silica Holdings	(1,737)	(102,726)
Valero Energy	(2,800)	(184,128)
Weatherford International *	(9,289)	(48,396)

		(2,024,059)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials — (3.3)%
American Express	(900)	$(68,742)
Bank of the Ozarks	(1,883)	(103,320)
Blackstone Group (B)	(4,132)	(126,563)
Brookfield Asset Management, Cl A	(3,058)	(105,746)
CIT Group	(1,200)	(49,428)
Everest Re Group	(300)	(65,979)
FactSet Research Systems	(400)	(69,220)
Franklin Resources	(2,400)	(95,376)
KKR (B)	(6,784)	(117,770)
Lincoln National	(800)	(54,008)
M&T Bank	(400)	(65,028)
Oaktree Capital Group (B)	(2,469)	(104,192)
Progressive	(3,700)	(138,528)
Signature Bank NY *	(1,603)	(252,504)
Stifel Financial *	(1,739)	(87,524)
TD Ameritrade Holding	(2,500)	(115,375)
Unum Group	(2,700)	(122,661)
Webster Financial	(1,100)	(57,772)
WisdomTree Investments	(5,400)	(55,620)

		(1,855,356)

Health Care — (5.0)%
Acadia Healthcare *	(2,178)	(83,570)
ACADIA Pharmaceuticals *	(1,979)	(68,454)
Allergan PLC	(900)	(197,001)
Alnylam Pharmaceuticals *	(1,345)	(53,786)
AmerisourceBergen, Cl A	(1,900)	(165,832)
Amgen	(667)	(104,505)
Anthem	(900)	(138,726)
athenahealth*	(500)	(62,995)
Bio-Rad Laboratories, Cl A *	(300)	(57,024)
Boston Scientific *	(3,100)	(74,586)
Cardinal Health	(900)	(67,464)
CR Bard	(200)	(47,466)
DaVita *	(2,200)	(140,250)
DexCom *	(900)	(71,235)
Hologic *	(600)	(24,318)
Illumina *	(1,200)	(192,120)
Incyte *	(500)	(60,605)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care (continued)
Intercept Pharmaceuticals *	(600)	$(65,850)
Intuitive Surgical *	(100)	(69,269)
Jazz Pharmaceuticals PLC *	(1,100)	(134,112)
MEDNAX *	(1,900)	(129,865)
Mettler-Toledo International *	(200)	(85,326)
Pacira Pharmaceuticals *	(2,000)	(76,900)
PAREXEL International *	(800)	(56,712)
Pfizer	(885)	(28,081)
Quest Diagnostics	(1,500)	(137,880)
Radius Health *	(1,100)	(47,872)
Stryker	(900)	(111,177)
Ultragenyx Pharmaceutical *	(635)	(47,631)
Vertex Pharmaceuticals *	(700)	(60,109)
WellCare Health Plans *	(800)	(116,432)
Zoetis, Cl A	(1,600)	(87,904)

		(2,865,057)

Industrials — (4.4)%
Acuity Brands	(394)	(81,649)
AGCO	(1,100)	(69,080)
Arconic	(4,300)	(97,997)
Boeing	(800)	(130,736)
Caterpillar	(600)	(57,396)
Chicago Bridge & Iron	(1,700)	(56,457)
CSX	(2,100)	(97,419)
Emerson Electric	(1,300)	(76,258)
Flowserve	(1,500)	(73,740)
Fluor	(1,100)	(61,050)
General Electric	(3,116)	(92,545)
Huntington Ingalls Industries	(300)	(58,188)
KAR Auction Services	(1,400)	(63,770)
ManpowerGroup	(700)	(66,822)
Middleby *	(826)	(110,833)
Owens Corning	(2,400)	(132,600)
Pitney Bowes	(7,100)	(113,032)
Republic Services, Cl A	(1,100)	(63,118)
Robert Half International	(2,100)	(98,826)
Rockwell Automation	(200)	(29,598)
Ryder System	(700)	(54,320)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials (continued)
Snap-on	(600)	$(108,918)
Stanley Black & Decker	(500)	(62,000)
Stericycle *	(2,133)	(164,540)
Toro	(1,000)	(58,930)
United Rentals *	(600)	(75,906)
USG*	(3,900)	(119,301)
XPO Logistics *	(4,900)	(219,226)

		(2,494,255)

Information Technology — (5.9)%
Advanced Micro Devices *	(4,917)	(50,989)
Apple	(1,422)	(172,560)
Automatic Data Processing	(1,300)	(131,287)
Blackbaud	(1,482)	(97,234)
BlackBerry *	(10,700)	(75,542)
Broadcom, Cl A	(597)	(119,101)
Cognizant Technology Solutions, Cl A *	(1,500)	(78,885)
Corning	(2,100)	(55,629)
CSRA	(3,045)	(94,456)
Cypress Semiconductor	(9,479)	(111,852)
Diebold Nixdorf	(3,900)	(106,080)
First Data, Cl A *	(4,600)	(70,564)
First Solar *	(2,900)	(90,451)
FleetCor Technologies *	(696)	(102,653)
Global Payments	(1,439)	(111,206)
GrubHub *	(2,067)	(85,884)
Integrated Device Technology *	(3,800)	(95,722)
International Business Machines	(800)	(139,616)
Juniper Networks	(2,700)	(72,306)
KLA-Tencor	(1,000)	(85,110)
Leidos Holdings	(2,153)	(104,033)
Microsoft	(101)	(6,530)
Nuance Communications *	(7,000)	(111,020)
NVIDIA	(2,600)	(283,868)
Palo Alto Networks *	(1,000)	(147,560)
Red Hat *	(800)	(60,704)
SS&C Technologies Holdings	(2,600)	(83,538)
Tableau Software, Cl A *	(1,400)	(66,976)
Teradata *	(2,100)	(61,656)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology (continued)
Total System Services	(39)	$(1,976)
Twitter *	(9,600)	(169,152)
Tyler Technologies *	(666)	(97,249)
Vantiv, Cl A *	(1,400)	(87,136)
Western Union	(1,800)	(35,244)
Workday, Cl A *	(700)	(58,163)
Zillow Group, Cl C *	(400)	(14,152)

		(3,336,084)

Materials — (0.9)%
CF Industries Holdings	(6,893)	(243,254)
LyondellBasell Industries, Cl A	(1,400)	(130,578)
Mosaic	(2,000)	(62,740)
Platform Specialty Products *	(7,920)	(96,149)

		(532,721)

Real Estate — (1.9)%
Camden Property Trust	(700)	(58,499)
CBRE Group, Cl A *	(3,700)	(112,332)
DDR	(2,400)	(36,432)
HCP	(2,300)	(69,736)
Highwoods Properties	(3,000)	(154,230)
Jones Lang LaSalle	(700)	(72,121)
Lamar Advertising, Cl A	(1,700)	(128,384)
Life Storage	(700)	(57,015)
Macerich	(1,000)	(68,690)
Realogy Holdings	(2,200)	(57,002)
Realty Income	(4,300)	(256,409)

		(1,070,850)

Telecommunication Services — (0.2)%
SBA Communications, Cl A *	(1,010)	(106,313)

Utilities — (1.1)%
Calpine *	(4,700)	(55,460)
CenterPoint Energy	(2,400)	(62,904)
Consolidated Edison	(800)	(59,480)
Dominion Resources	(800)	(61,024)
Entergy	(2,700)	(193,428)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Utilities (continued)
NRG Energy	(13,800)	$(228,252)

		(660,548)

Total Common Stock
(Proceeds $18,619,893)		(19,317,162)

FOREIGN COMMON STOCK — (10.0)%
AUSTRALIA — (0.7)%
Amcor	(9,461)	(102,605)
BHP Billiton	(5,340)	(107,888)
Rio Tinto	(2,232)	(112,872)
Westpac Banking	(3,393)	(81,598)

		(404,963)

BERMUDA — (0.2)%
Marvell Technology Group	(7,704)	(114,559)

CANADA — (0.8)%
Bombardier *	(36,100)	(69,079)
Canadian Pacific Railway	(700)	(105,873)
Fairfax Financial Holdings	(200)	(93,449)
Methanex	(500)	(24,999)
PrairieSky Royalty	(4,800)	(112,507)
Silver Wheaton	(3,300)	(72,961)

		(478,868)

CHINA — (0.5)%
Ctrip.com International ADR *	(1,500)	(64,815)
JD.com ADR *	(2,100)	(59,640)
Vipshop Holdings ADR *	(7,300)	(82,636)
YY ADR *	(1,700)	(69,836)

		(276,927)

DENMARK — (0.3)%
Chr Hansen Holding	(1,013)	(61,764)
DSV	(2,106)	(102,236)

		(164,000)

FINLAND — (0.2)%
Kesko, Cl B	(744)	(37,628)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
FINLAND (continued)
Nokia ADR	(15,900)	$(71,868)

		(109,496)

GERMANY — (0.5)%
Daimler	(934)	(69,923)
Deutsche Bank	(7,100)	(141,361)
GEA Group	(2,096)	(86,524)

		(297,808)

ISRAEL — (0.3)%
Check Point Software Technologies *	(1,500)	(148,155)

ITALY — (0.1)%
Banco BPM	(11,030)	(31,315)

JAPAN — (2.1)%
Don Quijote Holdings	(2,700)	(97,923)
FANUC	(600)	(117,784)
Fukuoka Financial Group	(19,000)	(84,138)
JGC	(4,500)	(78,235)
Keihan Holdings	(16,000)	(106,704)
Keyence	(200)	(77,708)
Marui Group	(6,200)	(88,736)
Mitsubishi UFJ Financial Group	(12,400)	(80,269)
NGK Spark Plug	(3,600)	(81,112)
Ono Pharmaceutical	(3,000)	(61,283)
Seibu Holdings	(5,300)	(89,421)
Sharp *	(15,000)	(40,386)
Sumco	(5,700)	(89,405)
Toyota Motor	(1,600)	(93,299)
Yahoo Japan	(1,900)	(7,976)

		(1,194,379)

MEXICO — (0.1)%
Grupo Televisa ADR	(3,100)	(69,440)

NETHERLANDS — (0.6)%
ArcelorMittal	(11,544)	(89,588)
ING Groep	(6,821)	(97,564)
OCI *	(4,129)	(77,846)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
NETHERLANDS (continued)
Royal Dutch Shell PLC, Cl A	(2,773)	$(74,956)

		(339,954)

PERU — (0.1)%
Southern Copper	(1,700)	(65,212)

SPAIN — (0.9)%
Abertis Infraestructuras	(7,018)	(100,344)
Banco Popular Espanol	(75,682)	(78,104)
Banco Santander	(18,953)	(105,348)
CaixaBank	(32,368)	(118,137)
Ferrovial	(5,479)	(99,070)

		(501,003)

SWEDEN — (0.9)%
Assa Abloy, Cl B	(5,340)	(101,097)
Boliden	(3,257)	(94,987)
Kinnevik	(4,032)	(103,392)
Lundin Petroleum *	(4,554)	(98,191)
Nibe Industrier, Cl B	(12,119)	(99,963)

		(497,630)

SWITZERLAND — (0.5)%
Cie Financiere Richemont	(1,493)	(115,722)
Credit Suisse Group ADR	(4,400)	(66,880)
UBS Group	(4,500)	(72,495)

		(255,097)

UNITED KINGDOM — (1.2)%
Barclays PLC ADR	(5,900)	(65,313)
Coca-Cola European Partners PLC	(4,834)	(166,918)
Fiat Chrysler Automobiles *	(15,800)	(173,642)
Liberty Global PLC, Cl A *	(2,900)	(105,792)
Liberty Global PLC, Ser C *	(3,000)	(105,390)
Vodafone Group PLC ADR	(3,400)	(84,660)

		(701,715)

Total Foreign Common Stock
(Proceeds $5,269,316)		(5,650,521)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

FOREIGN PREFERRED STOCK — (0.4)%

	Shares	Value
GERMANY — (0.4)%
Porsche Automobil Holding	(2,002)	$(119,945)

Volkswagen	(783)	(121,631)

Total Foreign Preferred Stock
(Proceeds $196,934)		(241,576)

Securities Sold Short — (44.4)%
(Proceeds $24,086,143)@		$(25,209,259)

PURCHASED OPTIONS — 0.1%

	Contracts	Value
AUD USD Future Option, Expires 3/18/2017, Strike Price $74.50*	8	$2,960
JPY Future Option, Expires 3/18/2017, Strike Price $88.50*	5	9,125
S&P 500 E-MINI, Expires 3/18/2017, Strike Price $2,330*	19	8,787
S&P 500 E-MINI, Expires 3/18/2017, Strike Price $2,325*	30	14,250
U.S. 10 Year Note, Expires 2/18/2017, Strike Price $125.50*	25	1,953
U.S. 10 Year Note, Expires 2/18/2017, Strike Price $123*	25	781
U.S. Long Bond, Expires 2/18/2017, Strike Price $147.50* .	11	344
U.S. Long Bond, Expires 2/18/2017, Strike Price $153*	11	1,719

Total Purchased Options — 0.1%
(Cost $54,051)		39,919

WRITTEN OPTIONS — (0.3)%
JPY Future Option, Expires 3/18/2017, Strike Price $82.50*	(5)	(250)
U.S. 10 Year Future Option, Expires 2/18/2017, Strike Price $123.50*	(51)	(15,141)
U.S. 10 Year Future Option, Expires 3/18/2017, Strike Price $122.50*	(87)	(40,781)
U.S. 10 Year Future Option, Expires 2/18/2017, Strike Price $122.50*	(30)	(3,281)
U.S. 10 Year Future Option, Expires 2/18/2017, Strike Price $123*	(30)	(5,625)
U.S. 5 Year Future Option, Expires 3/18/2017, Strike Price $116.50*	(100)	(25,781)
U.S. Bond Future Option, Expires 2/18/2017, Strike Price $150*	(47)	(55,813)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

WRITTEN OPTIONS — continued

	Contracts	Value
U.S. Bond Future Option, Expires 2/18/2017, Strike Price $147*	(41)	$ (14,094)

Total Written Options — (0.3)%
(Proceeds $365,934)		$ (160,766)

Percentages are based on Net Assets of $56,754,357.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2017.
(B)	Security is a Master Limited Partnership. At January 31, 2017, such securities amounted to $(533,356), or (0.9)% of Net Assets.

ADR — American Depositary Receipt

AUD — Australian Dollar

Bovespa — Bolsa De Balores De Sao Paulo

CAC40 — French Stock Market Index benchmark

CBOE — Chicago Board Options Exchange

Cl — Class

CNX Nifty — National Stock Exchange of India’s benchmark Stock Market index for Indian Equity Market

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

GBP — British Pound

IBEX — Spanish Exchange Index

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Capitalization weighted index of all common shares on the Korean Stock Exchanges

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NY— New York

NYMEX — New York Mercantile Exchange

OMX — Stockholm Stock Exchange

PLC — Public Limited Company

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

Ser — Series

SGX — Singapore Exchange

SPDR — Standard & Poor’s Depositary Receipt

SPI — Swiss Performance Index

TAIEX — Taiwan Capitalization Weighted Stock Index

TOPIX — Tokyo Stock Exchange Tokyo Price Index

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

VIX — Volatility Index

WTI — West Texas Intermediate

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

The open futures contracts held by the Fund at January 31, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	(7)	Dec-2017	$209
3-Month Euro EURIBOR	(6)	Jun-2018	(113)
3-Month Euro EURIBOR	(7)	Mar-2018	263
3-Month Euro EURIBOR	(7)	Sep-2017	23
90-Day Bank Bill	(6)	Dec-2017	4,418
90-Day Bank Bill	(7)	Jun-2018	(1,071)
90-Day Bank Bill	(6)	Mar-2018	(649)
90-Day Bank Bill	(7)	Sep-2017	(370)
90-Day Euro$	(5)	Dec-2017	(448)
90-Day Euro$	(6)	Jun-2018	(390)
90-Day Euro$	(5)	Mar-2018	(711)
90-Day Euro$	(6)	Sep-2017	187
90-Day Sterling	(6)	Dec-2017	(36)
90-Day Sterling	(8)	Jun-2018	(86)
90-Day Sterling	(9)	Mar-2018	242
90-Day Sterling	(5)	Sep-2017	(193)
Amsterdam Index	15	Feb-2017	(20,578)
Australian 3-Year Bond	(26)	Mar-2017	(5,725)
Australian Bond	4	Mar-2017	2,346
Australian Bond	(12)	Mar-2017	(3,396)
Australian Currency	10	Mar-2017	3,655
Australian Currency	(50)	Mar-2017	(17,623)
Bovespa Index	(28)	Feb-2017	(40,944)
Brent Crude Penultimate	2	Feb-2017	107
Brent Crude Penultimate	1	Oct-2017	(112)
CAC40 10 Euro	14	Feb-2017	(9,863)
Canadian 10-Year Bond	(21)	Mar-2017	(2,582)
Canadian 10-Year Bond	14	Mar-2017	859
Canadian Bank Acceptance	(10)	Dec-2017	18
Canadian Bank Acceptance	(8)	Jun-2018	(627)
Canadian Bank Acceptance	(9)	Mar-2018	(166)
Canadian Bank Acceptance	(10)	Sep-2017	(563)
Canadian Currency	10	Mar-2017	7,675
Canadian Currency	(16)	Mar-2017	(12,921)
CBOE VIX Future	(26)	Mar-2017	31,019
Corn	(10)	Mar-2017	(1,404)
Corn	2	Mar-2017	(406)
Cotton No. 2	7	Mar-2017	5,097

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
DAX Index	3	Mar-2017	$(5,724)
DJIA MINI	4	Mar-2017	87
Euro Currency	(5)	Mar-2017	(10,494)
Euro Currency	7	Mar-2017	12,140
Euro STOXX	105	Mar-2017	(49,619)
Euro STOXX 50 Volatility	(36)	Mar-2017	1,548
Euro-Bobl	3	Mar-2017	438
Euro-Bund	28	Mar-2017	(2,490)
Euro-Buxl 30 Year Bond	1	Mar-2017	944
Euro-Oat	2	Mar-2017	(7,917)
Feeder Cattle	(1)	Mar-2017	3,347
FTSE 100 Index	25	Mar-2017	(4,549)
FTSE China A50	(65)	Feb-2017	(7,294)
FTSE/JSE Top 40 Index	(18)	Mar-2017	(20,166)
FTSE/MIB	7	Mar-2017	(26,324)
GBP Currency	(3)	Mar-2017	(157)
Gold	(1)	Apr-2017	(1,102)
Hang Seng Index	2	Feb-2017	2,524
Hang Seng Index	(5)	Feb-2017	(9,157)
H-shares Index	(10)	Feb-2017	(4,347)
IBEX 35 Plus Index	7	Feb-2017	(1,659)
Japanese 10-Year Bond	(8)	Mar-2017	5,697
Japanese Currency	(4)	Mar-2017	(9,766)
Japanese Currency	3	Mar-2017	5,862
KOSPI 200 Index	(6)	Mar-2017	(17,907)
Lean Hogs	2	Apr-2017	(216)
Live Cattle	3	May-2017	(5,699)
LME Aluminum	7	Mar-2017	(5,408)
LME Copper	4	Mar-2017	8,368
LME Lead	1	Mar-2017	(440)
LME Nickle	(1)	Mar-2017	(1,545)
LME Tin	1	Mar-2017	(3,783)
LME Zinc	3	Mar-2017	3,228
Long Gilt 10-Year Bond	(8)	Mar-2017	(2,894)
Long Gilt 10-Year Bond	3	Mar-2017	2,616
Low Sulfur Gasoline	1	Dec-2017	1,123
Low Sulfur Gasoline	(1)	Mar-2017	(902)
Low Sulfur Gasoline	7	Mar-2017	4,714

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Mexican Peso	1	Mar-2017	$(98)
MSCI Sing Index	(25)	Feb-2017	2,861
MSCI Taiwan Index	(8)	Feb-2017	(5,317)
NASDAQ 100 E-MINI	3	Mar-2017	(201)
Natural Gas	(2)	Mar-2017	4,005
Natural Gas	2	Oct-2017	(395)
New Zealand Future	3	Mar-2017	6,723
New Zealand Future	(20)	Mar-2017	(33,828)
Nikkei 225 Index	4	Mar-2017	(14,357)
NY Harbor	4	Mar-2017	(2,479)
NYMEX Cocoa	1	Mar-2017	(769)
NYMEX Coffee	(3)	Mar-2017	(11,240)
NYMEX Coffee	5	Mar-2017	6,331
OMX Index	69	Feb-2017	(5,276)
RBOB Gasoline	1	Mar-2017	(1,855)
Russell 2000 Index E-MINI	6	Mar-2017	(402)
S&P 500 Index E-MINI	2	Mar-2017	2,196
S&P 500 Index E-MINI	(18)	Mar-2017	(5,259)
S&P Mid 400 Index E-MINI	1	Mar-2017	1,198
S&P TSE 60 Index	5	Mar-2017	(7,730)
SGX S&P CNX Nifty Index	(61)	Feb-2017	(18,914)
Silver	1	Mar-2017	5,513
Soybean	7	Mar-2017	(6,708)
Soybean Meal	13	Mar-2017	83
Soybean Oil	6	Mar-2017	(6,137)
SPI 200 Index	7	Mar-2017	2,095
Sugar	6	May-2017	2,502
Swiss Franc	(11)	Mar-2017	(29,228)
TAIEX	12	Feb-2017	9,425
TOPIX Index	1	Mar-2017	(3,327)
U.S. 10-Year Treasury Note	13	Mar-2017	5,197
U.S. 10-Year Treasury Note	(62)	Mar-2017	(19,980)
U.S. 2-Year Treasury Note	1	Apr-2017	(111)
U.S. 5-Year Treasury Note	23	Apr-2017	2,659
U.S. 5-Year Treasury Note	(23)	Apr-2017	(5,608)
U.S. Long Treasury Bond	8	Mar-2017	4,674
U.S. Long Treasury Bond	(30)	Mar-2017	(18,505)
U.S. Ultra Long Treasury Bond	(1)	Mar-2017	(1,533)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Wheat	(9)	Mar-2017	$(4,676)
Wheat	8	Mar-2017	2,254
Wheat	(18)	Mar-2017	(10,214)
White Sugar	2	Apr-2017	(189)
WTI Crude	1	Dec-2017	348
WTI Crude	(3)	Mar-2017	3,143
Yen Nikkei	10	Mar-2017	(6,664)

			$(371,575)

For the period ended January 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of January 31, 2017, all of the Fund’s investments, securities sold short and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of January 31, 2017, the Fund did not hold any Level 3 securities.

†At January 31, 2017, the tax basis cost of the Fund’s investments was $31,180,247, and the unrealized appreciation and depreciation were $937,786 and $(838,884), respectively.

@At January 31, 2017, the tax basis proceeds of the Fund’s securities sold short was $(24,086,143), and the unrealized appreciation and depreciation were $252,553 and $(1,375,669), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

RLL-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017